REVERSE RECAPITALIZATION - Schedule of Number of Shares of Common Stock and Series A Preferred Stock Issued and Outstanding (Details) - shares		Jan. 31, 2023	Jan. 30, 2023
Common Stock [Member]
Business Acquisition [Line Items]
Total shares of Nuburu Common Stock outstanding immediately after the Business Combination	[1],[2]	824,753
Common Stock [Member] | Tailwind [Member]
Business Acquisition [Line Items]
Public shares			7,905
Total shares of Tailwind common stock outstanding immediately prior to the Business Combination			216,790
Common Stock [Member] | Legacy Nuburu's [Member]
Business Acquisition [Line Items]
Legacy Nuburu shares		783,098
Common Stock [Member] | Lincoln Park [Member]
Business Acquisition [Line Items]
Lincoln Park Commitment Shares		5,000
Series A Preferred Stock [Member]
Business Acquisition [Line Items]
Total shares of Nuburu Common Stock outstanding immediately after the Business Combination	[1],[2]	2,843,453
Series A Preferred Stock [Member] | Tailwind [Member]
Business Acquisition [Line Items]
Public shares		316,188
Sponsor shares		650,000
Series A Preferred Stock [Member] | Legacy Nuburu's [Member]
Business Acquisition [Line Items]
Legacy Nuburu shares		1,377,265
Series A Preferred Stock [Member] | Anzu Partners [Member]
Business Acquisition [Line Items]
Anzu Warrant Shares		500,000
Class B Common Stock [Member] | Tailwind [Member]
Business Acquisition [Line Items]
Sponsor shares			208,885
Less: forfeiture of the Tailwind Sponsor Class B Common Stock other than 1,150,000 shares of Common Stock and 650,000 shares of Series A Preferred Stock		(180,135)

[1]	Excludes 417,770 Public Warrants issued and outstanding as of the Closing of the Business Combination.
[2]	Excludes 91,899 shares of Common Stock as of the Closing of the Business Combination to be reserved for potential future issuance upon the exercise of Nuburu options or settlement of Nuburu RSUs.